UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                   ICM SMALL COMPANY PORTFOLIO
                                                                 JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.4%
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                                 -----------   --------------
AUTO & TRANSPORTATION -- 5.9%
    American Axle & Manufacturing Holdings                           436,100   $    8,107,099
    BorgWarner                                                       403,100       22,222,903
    Celadon Group*                                                   197,900        6,134,900
    CSK Auto*                                                        454,500        7,362,900
    Group 1 Automotive*                                              263,400        9,082,032
    JLG Industries                                                   396,400       21,595,872
    Swift Transportation*                                            717,200       16,947,436
                                                                               --------------
                                                                                   91,453,142
                                                                               --------------
CONSUMER DISCRETIONARY -- 14.9%
    4Kids Entertainment*                                             356,600        6,122,822
    American Woodmark                                                233,600        7,300,000
    Brown Shoe                                                        44,300        1,994,386
    Buckle                                                           163,100        5,749,275
    CBRL Group                                                       253,200       11,115,480
    Finlay Enterprises*                                               50,800          462,788
    Fred's                                                           401,300        6,372,644
    G&K Services, Cl A                                               218,100        8,667,294
    Genlyte Group*                                                   154,100        8,913,144
    Haverty Furniture                                                311,500        4,628,890
    Jarden*                                                          201,400        4,962,496
    MAXIMUS                                                          443,800       17,361,456
    Men's Wearhouse                                                  523,300       17,881,161
    Mohawk Industries*                                                91,000        7,738,640
    Navigant International*                                          453,800        5,118,864
    ProQuest*                                                        545,000       16,213,750
    Ralcorp Holdings*                                                397,400       15,617,820
    Ruby Tuesday                                                     426,000       12,187,860
    Schawk                                                            77,900        1,713,800
    Scholastic*                                                      356,600       10,715,830
    Standard Parking*                                                148,600        2,924,448
    Tetra Tech*                                                      793,600       13,292,800
    Thomas Nelson                                                    449,000       11,539,300
    Toro                                                             249,500       11,030,395
    West*                                                            533,000       21,762,390
                                                                               --------------
                                                                                  231,387,733
                                                                               --------------
ENERGY -- 7.8%
    Equitable Resources                                              601,000       22,176,900
    Oceaneering International*                                       452,700       26,894,907
    Penn Virginia                                                    504,000       32,971,680
    Remington Oil & Gas*                                              33,000        1,478,400
    St. Mary Land & Exploration                                      504,000       21,994,560
    Unit*                                                            252,000       15,044,400
                                                                               --------------
                                                                                  120,560,847
                                                                               --------------
FINANCIAL SERVICES -- 12.5%
    Capital Corp of the West                                          72,680        2,483,476
    Capital Title Group                                              315,300        1,799,732
    Coinstar*                                                        483,500       12,039,150
    Colonial BancGroup                                               410,200       10,213,980


THE ADVISORS' INNER CIRCLE FUND                                   ICM SMALL COMPANY PORTFOLIO
                                                                 JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                                 -----------   --------------
FINANCIAL SERVICES -- CONTINUED
    CVB Financial                                                    516,350   $    8,493,957
    Dime Community Bancshares                                        609,300        9,011,547
    First Niagara Financial Group                                    520,500        7,182,900
    Hanmi Financial                                                  398,908        7,575,263
    Heritage Commerce*                                                64,900        1,411,575
    Hub International                                                440,500       11,571,935
    Investors Financial Services                                     274,500       12,885,030
    Jack Henry & Associates                                          302,200        6,186,034
    John H Harland                                                   444,600       16,596,918
    Prosperity Bancshares                                            474,900       13,833,837
    Reinsurance Group of America                                     151,200        7,333,200
    Scottish Re Group                                                720,900       17,748,558
    Sterling Bancorp/NY                                              269,889        6,247,930
    Triad Guaranty*                                                  349,300       14,670,600
    UCBH Holdings                                                    504,000        8,744,400
    Waddell & Reed Financial, Cl A                                   399,000        8,889,720
    West Coast Bancorp/OR                                            297,400        8,151,734
    Western Sierra Bancorp*                                           12,400          496,496
                                                                               --------------
                                                                                  193,567,972
                                                                               --------------
HEALTH CARE -- 7.2%
    Apria Healthcare Group*                                          421,500       10,271,955
    Bio-Rad Laboratories, Cl A*                                      281,900       19,000,060
    Cardiac Science*                                                 424,641        4,547,905
    Conmed*                                                          523,800       12,382,632
    Covance*                                                         207,800       11,805,118
    Dentsply International                                           287,500       15,438,750
    Genesis HealthCare*                                              265,400        9,726,910
    Hooper Holmes                                                  1,102,600        3,859,100
    Medical Action Industries*                                       170,000        3,825,000
    Omnicare                                                         389,400       19,353,180
    Orthofix International*                                           40,600        1,742,146
                                                                               --------------
                                                                                  111,952,756
                                                                               --------------
MATERIALS & PROCESSING -- 16.4%
    Acuity Brands                                                     36,400        1,379,196
    Albany International, Cl A                                       168,800        6,245,600
    AptarGroup                                                       426,400       24,066,016
    Armor Holdings*                                                  392,500       18,710,475
    Cambrex                                                          426,400        9,427,704
    Carpenter Technology                                             168,200       15,232,192
    Clarcor                                                          584,900       19,933,392
    Eagle Materials                                                  145,400       23,684,206
    Gibraltar Industries                                             400,300       10,820,109
    Griffon*                                                         775,300       18,297,080
    Hughes Supply                                                    416,800       19,214,480
    Kaydon                                                           422,700       14,135,088
    MacDermid                                                        632,800       19,078,920
    Michael Baker*                                                   137,200        3,676,960
    Minerals Technologies                                            199,500       11,146,065
    Northwest Pipe*                                                  175,000        4,999,750


THE ADVISORS' INNER CIRCLE FUND                                   ICM SMALL COMPANY PORTFOLIO
                                                                 JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                                 -----------   --------------
MATERIALS & PROCESSING -- CONTINUED
    OM Group*                                                        568,400   $   12,226,284
    Quaker Chemical                                                  234,900        4,676,859
    Spartech                                                         726,900       17,467,407
                                                                               --------------
                                                                                  254,417,783
                                                                               --------------
PRODUCER DURABLES -- 11.7%
    AGCO*                                                            370,900        6,679,909
    Ametek                                                           522,200       21,483,308
    Belden CDT                                                       283,000        7,669,300
    Bucyrus International, Cl A                                      187,900       11,497,601
    Diebold                                                          305,800       11,959,838
    Entegris*                                                      1,712,659       17,982,920
    ESCO Technologies*                                               334,300       16,427,502
    HEICO, Cl A                                                      734,800       14,938,484
    MDC Holdings                                                     255,000       16,179,750
    Quixote                                                          283,100        6,021,537
    Regal-Beloit                                                     368,200       13,582,898
    Ryland Group                                                     151,700       10,977,012
    Technitrol                                                       206,700        4,208,412
    Teleflex                                                          83,200        5,247,424
    Triumph Group*                                                    92,500        3,909,050
    Ultratech*                                                       411,900        7,908,480
    Woodhead Industries                                              242,700        3,480,318
                                                                               --------------
                                                                                  180,153,743
                                                                               --------------
REAL ESTATE INVESTMENT TRUSTS -- 4.9%
    AMLI Residential Properties Trust                                153,400        5,810,792
    Brandywine Realty Trust                                          262,130        8,243,989
    Camden Property Trust                                            135,600        8,827,560
    First Industrial Realty Trust                                    121,200        4,735,284
    LaSalle Hotel Properties                                         239,600        9,157,512
    Liberty Property Trust                                           169,700        7,680,622
    Mack-Cali Realty                                                  96,900        4,333,368
    Mills                                                            227,700        9,438,165
    Parkway Properties/MD                                            101,100        4,278,552
    Ramco-Gershenson Properties                                      134,900        3,801,482
    Reckson Associates Realty                                        255,200       10,190,136
                                                                               --------------
                                                                                   76,497,462
                                                                               --------------
TECHNOLOGY -- 13.2%
    Adaptec*                                                       1,415,000        7,697,600
    Analogic                                                         154,300        8,563,650
    Catapult Communications*                                         156,000        1,853,280
    CommScope*                                                       689,100       15,236,001
    EMS Technologies*                                                120,400        2,068,472
    Excel Technology*                                                188,800        4,727,552
    Imation                                                          357,800       16,219,074
    Insight Enterprises*                                             462,600        9,672,966
    Inter-Tel                                                        478,100       10,365,208
    Itron*                                                           339,300       16,242,291
    Kemet*                                                           923,600        8,478,648
    Macrovision*                                                     500,000        9,295,000
    Mantech International, Cl A*                                     273,600        7,649,856


THE ADVISORS' INNER CIRCLE FUND                                   ICM SMALL COMPANY PORTFOLIO
                                                                 JANUARY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                 SHARES/FACE
                                                                    AMOUNT         VALUE
                                                                 -----------   --------------
TECHNOLOGY -- CONTINUED
    Mentor Graphics*                                                 747,400   $    8,221,400
    Moldflow*                                                        322,500        4,337,625
    Progress Software*                                               195,100        5,611,076
    Radisys*                                                         713,700       12,832,326
    Rogers*                                                          256,200       12,069,582
    Serena Software*                                                 287,500        6,787,875
    Tekelec*                                                         788,500       12,340,025
    THQ*                                                             445,850       11,703,562
    Trimble Navigation*                                              312,900       12,522,258
                                                                               --------------
                                                                                  204,495,327
                                                                               --------------
UTILITIES -- 0.9%
    Intrado*                                                         326,800        8,313,792
    Iowa Telecommunications Services*                                380,300        6,419,464
                                                                               --------------
                                                                                   14,733,256
                                                                               --------------
    TOTAL COMMON STOCK
        (Cost $899,482,435)                                                     1,479,220,021
                                                                               --------------
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.6%
---------------------------------------------------------------------------------------------
    Morgan Stanley
    4.100%, dated 01/31/06, to be repurchased on 02/01/06,
    repurchase price $24,336,119, (collateralized by various
    U.S. Government obligations, par values ranging from
    $12,395,000 to $12,825,000, 4.375% to 5.150%, 06/21/10
    to 03/08/12; total market value $25,139,426)
    (Cost $24,333,348)                                           $24,333,348       24,333,348
                                                                               --------------
    TOTAL INVESTMENTS -- 97.0% +
        (Cost $923,815,783)                                                    $1,503,553,369
                                                                               ==============

       PERCENTAGES ARE BASED ON NET ASSETS OF $1,549,899,715.

     * NON-INCOME PRODUCING SECURITY
    CL -- CLASS
    MD -- MARYLAND
    NY -- NEW YORK
    OR -- OREGON

     + AT JANUARY 31, 2006, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS
       $923,815,783, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $605,782,468 AND
       $(26,044,882), RESPECTIVELY.

       FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS
       AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT
       SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.
ICM-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------
                                             James F. Volk
                                             President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------
                                             James F. Volk
                                             President


Date: March 21, 2006

By (Signature and Title)*                    /s/ Michael Lawson
                                             --------------------------
                                             Michael Lawson
                                             Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.